BALANCE SHEETS [Parenthetical] (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2013 Series B Preferred Stock [Member]	Oct. 31, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued				740	740	740
Preferred stock, shares outstanding				740	740	740
Liquidation preference				$ 10,277,570	$ 9,722,570	$ 9,722,570
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	4,898,248	3,158,433	2,001,377
Common stock, shares outstanding	4,898,248	3,158,433	2,001,377